OPERATING LEASES - Maturity of Lease Liability (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 1,534
2026	1,620
2027	1,718
2028	797
2029 and thereafter	1,041
Total minimum lease payments	$ 6,710